COMMITMENTS (Details)	6 Months Ended
	Jun. 30, 2021	Feb. 03, 2021 item
COMMITMENTS
Maximum number of demands for registration of securities		3
Percentage Of Cash Fee Upon Gross Proceeds Source2	3.5